Note 3 - Loans and Allowance for Loan Losses (Details) - TDRs Pre-Modification and Post-Modification - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Performing Financial Instruments [Member]
Residential real estate
TDR's Performing to Modified Terms	$ 1,746	$ 5,875
TDR's Not Performing Modified Terms	1,746	5,875
Residential Portfolio Segment [Member] | Performing Financial Instruments [Member] | Interest Only Payments [Member]
Residential real estate
TDR's Performing to Modified Terms	495
TDR's Not Performing Modified Terms	495
Commercial Real Estate Portfolio Segment [Member] | Performing Financial Instruments [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Only Payments [Member]
Residential real estate
TDR's Performing to Modified Terms		457
TDR's Not Performing Modified Terms		457
Commercial Real Estate Portfolio Segment [Member] | Performing Financial Instruments [Member] | Commercial Real Estate Owner Occupied [Member] | Extended Maturity [Member]
Residential real estate
TDR's Performing to Modified Terms	1,025	746
TDR's Not Performing Modified Terms	1,025	746
Commercial Real Estate Portfolio Segment [Member] | Performing Financial Instruments [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Rate Below Market Reduction [Member]
Residential real estate
TDR's Performing to Modified Terms		204
TDR's Not Performing Modified Terms		204
Commercial Portfolio Segment [Member]
Residential real estate
TDR's Not Performing Modified Terms	1,157
Commercial Portfolio Segment [Member] | Performing Financial Instruments [Member] | Interest Only Payments [Member]
Residential real estate
TDR's Performing to Modified Terms		4,073
TDR's Not Performing Modified Terms		4,073
Commercial Portfolio Segment [Member] | Performing Financial Instruments [Member] | Interest Rate Below Market Reduction [Member]
Residential real estate
TDR's Performing to Modified Terms	226	395
TDR's Not Performing Modified Terms	$ 226	$ 395